UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08279

T. Rowe Price Reserve Investment Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2009

Item 1: Report to Shareholders

Reserve Investment Funds	May 31, 2009

The views and opinions in this report were current as of May 31, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

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Manager’s Letter

Fellow Shareholders

The turmoil that gripped the financial markets last fall began to ease over the past six months, even as the economy continued into its deepest recession in decades. Nevertheless, yields on U.S. Treasury bills and other money market securities fell to multi-decade lows during the period as the Federal Reserve reduced its fed funds target rate to an all-time low at the end of 2008. The T. Rowe Price Reserve Investment Funds recorded very modest returns in the 12-month period ended May 31, 2009, although they once again outperformed the majority of their peers.

ECONOMY AND INTEREST RATES

The U.S. economy is currently in one of the longest and deepest recessions since the Great Depression. The economy shrank at an annualized rate of more than 5% in the fourth quarter of 2008 and in the first quarter of 2009. Consumer spending, stock prices, and home values have declined; national unemployment increased to 9.4% by the end of our reporting period; and weakened financial institutions have significantly curtailed lending to preserve capital and avoid additional loan-related losses. While the economy appears to be in the process of bottoming, we anticipate economic weakness will persist for at least a few more months.

Treasury bill yields plunged over the last year as the economy weakened significantly and the credit crunch prompted investors to seek the safety of securities backed by the full faith and credit of the U.S. government. The Federal Reserve, which started reducing the fed funds target rate in the latter half of 2007, reduced it to an all-time low range of 0.00% to 0.25% by the end of 2008. In addition, the Fed is now engaged in a policy of “quantitative easing,” whereby it is purchasing Treasuries and mortgage-backed securities to keep long-term interest rates low and thus help support the mortgage market.

MARKET REVIEW

With the credit crisis and economic slowdown as a backdrop, the past six months have presented serious challenges to the money markets. In the fourth quarter of 2008, with the economy rapidly slowing and credit problems seemingly unfolding almost daily, markets were in a state of extreme duress. The Federal Reserve and the U.S. Treasury responded with extraordinary and massive measures in an attempt to stem the economic decline and restore market liquidity. At first, their efforts did little to calm investor fears. At the end of 2008, there were massive investor cash flows to money market funds, particularly Treasury money funds, where yields fell to extremely low levels. Investors seeking safety over income drove some T-bill rates to 0% as the year ended. In the first few months of 2009, market support measures gained traction, liquidity improved, and, along with greater credit clarity, investor fears ebbed somewhat. Slowly, some measure of stability has returned to the money markets.

With the money market slowly healing itself, near-record levels of assets remain invested in money funds. Meanwhile, new issuance in the form of commercial paper and certificates of deposit (CDs) continues to fall. With credit risks slowly abating, these forces are combining to drive all money market yields toward the 0.00% to 0.25% fed funds target rate range. This is evidenced by the fall in T-bill rates, where the one-year bill yield has fallen 46 basis points in the past six months to 0.47%. (One hundred basis points equal 1.00%, or one percentage point.) Agency discount notes—now viewed as substitutes for Treasury bills—followed suit and now trade at virtually the same yield as Treasuries. High-quality commercial paper remains in high demand, as do CDs from banks that have avoided the credit problems gripping the market. As one indication of demand, the 90-day LIBOR—a taxable money market benchmark—has fallen 155 basis points in the past six months to 0.66%. Higher-quality issuers are able to fund at even lower levels.

Extremely low money market yields are one sign that the Federal Reserve’s stimulative monetary and quantitative easing programs are having an impact. A narrowing of spreads (the yield differences) between the fed funds target rate and the LIBOR is an indication that credit confidence is growing. Low money market yields are one of the results of this aggressive Fed policy.

Besides a narrowing of credit spreads, we see other signs of stability returning to the money markets. For example, in recent months we have seen new issuance of asset-backed debt—a form of financing last seen in 2007. Banks are seeking and receiving longer-term financing in the CD market at much lower levels than would have been possible in previous months. Despite such signs, investors remain highly defensive and continue to show a preference for Treasury and agency-backed debt.

PORTFOLIO REVIEW

T. Rowe Price Reserve Investment Fund
Your fund returned 1.82% during our fiscal year ended May 31, 2009, and outperformed the Lipper Institutional Money Market Funds Average, which returned 1.43%. Ultra-low fund expenses and investments in securities with attractive yields contributed to our performance advantage.

As you know, the fund is managed to provide a stable share price of $1.00. Its goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund invests at least 95% of its total assets in prime money market instruments; that is, securities receiving a credit rating within the highest category assigned by at least two established rating agencies or by one rating agency if the security is rated by only one or, if unrated, deemed by T. Rowe Price to be of comparable quality. The fund will not purchase any security with a maturity of more than 13 months, and its dollar-weighted average maturity will not exceed 90 days.

Our priorities with the fund remain liquidity, safety, and quality and the delivery of a yield commensurate with these priorities. Thus, we maintained a relatively short weighted average maturity throughout the year, with a focus on higher-rated issuers as well as government agency and Treasury debt. Additionally, we have added selectively to positions in Temporary Liquidity Guarantee Program (TLGP) debt—bank-issued commercial paper that is backed by the FDIC—where the yield pickup over similar Treasury and agency maturities proved attractive.

T. Rowe Price Government Reserve Investment Fund
Your fund returned 1.01% during our fiscal year ended May 31, 2009, and outperformed the Lipper Institutional U.S. Treasury Money Market Funds Average, which returned 0.57%, because of ultra-low fund expenses and investments in securities with attractive yields.

As you know, the fund is managed to provide a stable share price of $1.00. It seeks to maximize preservation of capital, liquidity, and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government, and repurchase agreements thereon. The remainder is invested in other securities that are backed by the full faith and credit of the federal government and repurchase agreements. We will not purchase any security with a maturity of more than 13 months, and the fund’s weighted average maturity will not exceed 90 days.

Our fund management is focused on sustaining an adequate level of income in the face of rapidly declining Treasury yields while maintaining a level of liquidity adequate to meet shareholder needs. The use of overnight tri-party Treasury repurchase agreements (repos) continues to provide an important option in our choice of investments, permitting us to manage liquidity and time purchases appropriately. Additionally, we have made selective investments in Temporary Loan Guarantee Program (TLGP) commercial paper, which is issued by banks and backed by the FDIC.

OUTLOOK

While tentative signs of economic recovery have begun to appear, we do not believe the Federal Reserve will reverse its policies of monetary and quantitative easing while the unemployment rate continues to rise. We expect all money market rates to remain closely anchored to the fed funds target rate through much of the remainder of 2009. With this in mind, we will continue to invest the funds’ assets with the goals of safety, quality, and liquidity as paramount while seeking to maintain a level of income commensurate with those goals.

Respectfully submitted,

Joseph K. Lynagh
Chairman of the funds’ Investment Advisory Committee

June 16, 2009

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the funds’ investment programs.

RISKS OF INVESTING IN MONEY MARKET SECURITIES

Since money market funds are managed to maintain a constant $1.00 share price, there should be little risk of principal loss. However, there is no assurance that the fund will avoid principal losses if fund holdings default or are downgraded—which are highly unlikely for securities backed by the full faith and credit of the U.S. government—or if interest rates rise sharply in an unusually short period. In addition, the fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper average: Consists of all the mutual funds in a particular category as tracked by Lipper Inc.

Repurchase agreement (repo): A money market instrument that permits a bank or broker-dealer to sell government securities to another party, such as the Federal Reserve, and buy them back at a fixed price on a future date, usually within a week.

T. ROWE PRICE RESERVE INVESTMENT FUND

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

## Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par | Value |
|---|---|---|
| **BANK NOTE 0.5%** | | |
| KBC Bank, FRN, 1.681%, 6/12/09 | 48,000 | 48,000 |
| Total Bank Note (Cost $48,000) | | 48,000 |
| **CERTIFICATES OF DEPOSIT 10.5%** | | |
| **Domestic 0.8% (1)** | | |
| Chase Bank, 0.55%, 6/17/09 | 25,000 | 25,000 |
| Credit Suisse New York, 1.25%, 9/21/09 | 44,000 | 44,000 |
| | | 69,000 |
| **Eurodollar 1.8% (2)** | | |
| BNP Paribas, 1.05%, 6/8/09 | 50,000 | 50,000 |
| BNP Paribas, 1.155%, 7/17/09 | 25,000 | 25,000 |
| Commonweath Bank of Australia, 0.86%, 2/16/10 | 50,000 | 50,004 |
| HSBC Bank, 1.47%, 9/21/09 | 35,000 | 35,001 |
| | | 160,005 |
| **Yankee 7.9% (3)** | | |
| Abbey National Treasury, 1.05%, 5/24/10 | 25,000 | 25,000 |
| Abbey National Treasury, FRN, 1.482%, 6/30/09 | 56,000 | 56,000 |
| Allied Irish Banks, FRN, 1.436%, 8/5/09 | 43,000 | 43,000 |
| Allied Irish Banks, FRN, 1.721%, 6/12/09 | 28,000 | 28,000 |
| Banco Bilbao Vizcaya Argentina, 1.07%, 10/30/09 | 25,000 | 25,001 |
| Banco Bilbao Vizcaya Argentina, 1.455%, 10/5/09 | 25,000 | 25,000 |
| Banco Bilbao Vizcaya Argentina, 1.46%, 4/30/10 | 25,000 | 25,002 |
| Bank of Ireland, FRN, 1.699%, 6/19/09 | 45,000 | 45,000 |
| Bank of Scotland, FRN, 1.173%, 8/21/09 | 31,000 | 31,000 |
| Bank of Tokyo-Mitsubishi, 1.00%, 6/8/09 | 25,000 | 25,000 |
| Barclays Bank, 0.95%, 7/15/09 | 25,000 | 25,000 |
| Barclays Bank, FRN, 1.781%, 6/12/09 | 9,000 | 9,001 |

| | | |
|---|---|---|
| Deutsche Bank, 0.51%, 8/4/09 | 25,000 | 25,000 |
| Fortis Bank, 3.30%, 9/10/09 | 53,400 | 53,400 |
| National Bank of Canada, 0.55%, 6/30/09 | 80,000 | 80,000 |
| Nordea Bank Finland, 1.78%, 5/3/10 | 25,000 | 25,000 |
| Rabobank Nederland, 0.40%, 8/10/09 | 77,000 | 77,000 |
| San Paolo IMI S.p.A., 1.25%, 5/17/10 | 52,000 | 52,000 |
| Sumitomo Mitsui Bank, 0.50%, 8/20/09 | 35,000 | 35,000 |
| | | 709,404 |
| Total Certificates of Deposit (Cost $938,409) | | 938,409 |

**COMMERCIAL PAPER 50.4%**

**4(2) 30.4% (4)**

| | | |
|---|---|---|
| Alpine Securitization, 0.41%, 6/9/09 | 49,670 | 49,665 |
| BP Capital Markets, 0.30%, 6/22/09 | 67,500 | 67,488 |
| Bryant Park Funding, 0.30%, 6/3/09 | 34,531 | 34,530 |
| Bryant Park Funding, 0.43%, 7/27/09 | 5,029 | 5,026 |
| Bryant Park Funding, 0.55%, 6/24/09 | 5,937 | 5,935 |
| Bryant Park Funding, 0.55%, 6/29/09 | 7,800 | 7,797 |
| Cafco, 0.40%, 8/17/09 | 50,000 | 49,957 |
| Chariot Funding, 0.24%, 6/29/09 | 30,000 | 29,994 |
| Chariot Funding, 0.50%, 6/22/09 | 20,000 | 19,994 |
| Ciesco, 0.40%, 8/17/09 | 50,000 | 49,957 |
| Citibank Credit Card Issuance Trust, 0.67%, 8/3/09 | 50,000 | 49,941 |
| CME Group, 0.32%, 6/16/09 | 26,000 | 25,997 |
| CME Group, 0.40%, 7/13/09 | 14,000 | 13,993 |
| Coca-Cola, 0.35%, 6/22/09 | 60,000 | 59,988 |
| Coca-Cola, 0.42%, 10/16/09 | 13,200 | 13,179 |
| CRC Funding, 0.48%, 8/11/09 | 25,000 | 24,976 |

| | | |
|---|---|---|
| CRC Funding, 0.50%, 7/13/09 | 25,000 | 24,985 |
| Danske, 0.88%, 6/19/09 | 36,000 | 35,984 |
| E.ON, 0.98%, 7/17/09 | 12,350 | 12,335 |
| Eksportfinans, 0.21%, 6/18/09 | 100,000 | 99,990 |
| Eksportfinans, 0.22%, 6/18/09 | 50,000 | 49,995 |
| Eksportfinans, 0.23%, 6/25/09 | 50,000 | 49,992 |
| Eksportfinans, 0.25%, 6/26/09 | 100,000 | 99,983 |
| Electricite de France, 0.24%, 6/11/09 | 75,000 | 74,995 |
| Fairway Finance, 0.65%, 6/1/09 | 10,000 | 10,000 |
| Fairway Finance, 0.65%, 6/2/09 | 15,000 | 15,000 |
| Falcon Asset Securitization, 0.35%, 8/13/09 | 22,000 | 21,984 |
| Falcon Asset Securitization, 0.40%, 6/4/09 | 27,800 | 27,799 |
| GDF Suez, 0.33%, 6/30/09 | 20,000 | 19,995 |
| GDF Suez, 0.37%, 6/8/09 | 17,000 | 16,999 |
| Jupiter Securitization, 0.37%, 8/3/09 | 27,000 | 26,983 |
| Jupiter Securitization, 0.40%, 6/2/09 | 35,000 | 35,000 |
| KfW International Finance, 0.20%, 6/1/09 | 30,000 | 30,000 |
| KfW International Finance, 0.31%, 9/17/09 | 100,000 | 99,907 |
| Massachusetts Mutual Life Insurance, 0.33%, 6/11/09 | 5,000 | 5,000 |
| Massachusetts Mutual Life Insurance, 0.33%, 6/12/09 | 10,000 | 9,999 |
| Massachusetts Mutual Life Insurance, 0.33%, 6/18/09 | 10,000 | 9,998 |
| Massachusetts Mutual Life Insurance, 0.35%, 6/11/09 | 4,313 | 4,313 |
| Medtronic, 0.19%, 7/13/09 | 12,000 | 11,997 |
| Medtronic, 0.19%, 7/16/09 | 18,900 | 18,896 |
| National Australia Funding, 0.48%, 7/20/09 | 60,000 | 59,961 |
| Nestle Capital, 0.26%, 7/6/09 | 50,000 | 49,987 |
| Nestle Capital, 0.35%, 6/15/09 | 66,000 | 65,991 |
| Nestle Capital, 0.65%, 3/15/10 | 50,000 | 49,741 |
| Nestle Capital, 0.67%, 2/16/10 | 50,000 | 49,758 |

| | | |
|---|---|---|
| New York Life Capital, 0.45%, 6/19/09 | 83,091 | 83,072 |
| Old Line Funding, 0.45%, 6/10/09 | 30,000 | 29,997 |
| Old Line Funding, 0.60%, 7/15/09 | 8,000 | 7,994 |
| Old Line Funding, 0.65%, 6/3/09 | 25,000 | 24,999 |
| Park Avenue Receivables, 0.23%, 6/22/09 | 15,000 | 14,998 |
| Park Avenue Receivables, 0.35%, 8/19/09 | 10,000 | 9,992 |
| Park Avenue Receivables, 0.45%, 7/2/09 | 24,800 | 24,790 |
| Pfizer, 0.36%, 6/11/09 | 50,000 | 49,995 |
| Province of Quebec, 0.25%, 7/21/09 | 50,000 | 49,983 |
| Province of Quebec, 0.26%, 8/5/09 | 50,000 | 49,977 |
| Province of Quebec, 0.41%, 6/19/09 | 21,714 | 21,710 |
| Ranger Funding, 0.34%, 8/10/09 | 50,000 | 49,967 |
| Roche Holdings, 0.35%, 6/11/09 | 50,000 | 49,995 |
| Sanofi Aventis, 0.24%, 7/9/09 | 50,000 | 49,987 |
| Sanofi Aventis, 0.24%, 8/7/09 | 75,000 | 74,966 |
| Straight-A Funding, 0.32%, 7/20/09 | 50,000 | 49,978 |
| Straight-A Funding, 0.43%, 8/10/09 | 10,000 | 9,992 |
| Straight-A Funding, 0.50%, 8/5/09 | 10,000 | 9,991 |
| Straight-A Funding, 0.50%, 8/5/09 | 10,000 | 9,991 |
| Thunder Bay Funding, 0.22%, 6/16/09 | 10,000 | 9,999 |
| Thunder Bay Funding, 0.27%, 7/8/09 | 5,716 | 5,714 |
| Thunder Bay Funding, 0.33%, 8/17/09 | 4,947 | 4,943 |
| Toronto-Dominion Bank, 1.00%, 9/17/09 | 35,000 | 34,895 |
| Toronto-Dominion Bank, 1.00%, 9/28/09 | 60,000 | 59,802 |
| TotalFinaElf Capital, 0.39%, 6/8/09 | 70,000 | 69,995 |
| Tulip Funding, 0.33%, 6/18/09 | 35,000 | 34,995 |
| Variable Funding Captial, 0.23%, 6/22/09 | 30,000 | 29,996 |
| Variable Funding Captial, 0.30%, 6/3/09 | 20,000 | 20,000 |
| Wal-Mart, 0.25%, 6/16/09 | 20,000 | 19,998 |

| | | |
|---|---|---|
| Westpac Banking, 0.55%, 6/25/09 | 45,000 | 44,983 |
| Westpac Banking, 0.66%, 6/15/09 | 25,000 | 24,994 |
| Westpac Securities, FRN, 1.521%, 6/5/09 | 50,000 | 50,000 |
| Yorktown Capital, 0.30%, 7/16/09 | 15,000 | 14,994 |
| Yorktown Capital, 0.32%, 6/16/09 | 35,900 | 35,895 |
| | | 2,729,561 |

**Non-4(2) 20.0%**

| | | |
|---|---|---|
| Australia & New Zealand Banking, 0.42%, 8/7/09 | 50,000 | 49,961 |
| Bank of America, 0.35%, 6/8/09 | 50,000 | 49,997 |
| Caterpillar Financial, 0.25%, 8/6/09 | 30,000 | 29,986 |
| Caterpillar Financial, 0.29%, 8/10/09 | 47,600 | 47,573 |
| CBA (Delaware) Finance, 0.70%, 7/24/09 | 15,000 | 14,985 |
| Citigroup Funding, 0.24%, 7/27/09 (5) | 110,000 | 109,959 |
| Citigroup Funding, 0.24%, 8/3/09 (5) | 100,000 | 99,958 |
| Citigroup Funding, 0.26%, 7/8/09 (5) | 100,000 | 99,973 |
| Denmark, 0.30%, 6/15/09 | 60,000 | 59,993 |
| Denmark, 0.30%, 6/19/09 | 30,000 | 29,995 |
| Dexia Delaware, 0.39%, 6/3/09 | 50,000 | 49,999 |
| Dexia Delaware, 0.40%, 6/4/09 | 150,000 | 149,995 |
| GE, 0.34%, 6/25/09 | 140,000 | 139,968 |
| GE Capital, 0.35%, 9/17/09 (5) | 200,000 | 199,790 |
| Goldman Sachs, 0.20%, 6/15/09 | 63,898 | 63,893 |
| Motiva Enterprises, 0.20%, 6/1/09 | 75,000 | 75,000 |
| Northwestern University, 0.55%, 6/2/09 | 20,500 | 20,500 |
| Oesterreichische Kontrollbank, 0.25%, 6/17/09 | 36,625 | 36,621 |
| Paccar Financial, 0.27%, 8/13/09 | 5,000 | 4,997 |
| Province of British Columbia, 0.25%, 7/14/09 | 20,600 | 20,594 |
| Province of British Columbia, 0.26%, 8/24/09 | 25,000 | 24,985 |
| Province of British Columbia, 0.50%, 10/5/09 | 24,000 | 23,958 |

| | | |
|---|---|---|
| Queensland Treasury, 0.33%, 9/15/09 | 23,000 | 22,978 |
| Queensland Treasury, 0.37%, 8/14/09 | 50,000 | 49,962 |
| Rabobank USA Financial, 0.62%, 6/17/09 | 25,700 | 25,693 |
| Societe Generale North America, 1.09%, 1/29/10 | 45,000 | 44,670 |
| Swedish Export Credit, 0.62%, 6/22/09 | 50,000 | 49,982 |
| Swedish Export Credit, 0.66%, 6/15/09 | 25,000 | 24,994 |
| Toyota Credit Puerto Rico, 0.45%, 8/13/09 | 25,000 | 24,977 |
| Trinity Health, 0.95%, 6/15/09 | 16,500 | 16,494 |
| UBS Finance (Delaware), 0.20%, 6/1/09 | 100,000 | 100,000 |
| Unilever Capital, 0.22%, 6/23/09 | 28,385 | 28,381 |
| | | 1,790,811 |
| Total Commercial Paper (Cost $4,520,372) | | 4,520,372 |

**MEDIUM-TERM NOTES 7.1%**

| | | |
|---|---|---|
| American Honda Finance, FRN, 0.811%, 8/26/09 (6) | 22,000 | 22,000 |
| American Honda Finance, FRN, 1.459%, 9/18/09 (6) | 37,750 | 37,750 |
| Bank of America, FRN, 1.331%, 6/12/09 | 11,790 | 11,790 |
| BB&T, VR, 1.324%, 6/5/09 | 10,000 | 10,000 |
| Bear Stearns, FRN, 1.392%, 7/16/09 | 55,000 | 54,993 |
| GE Capital, FRN, 0.774%, 8/31/09 | 10,000 | 10,000 |
| Goldman Sachs, 1.01%, 6/8/09 | 50,000 | 50,000 |
| ING Bank, FRN, 1.666%, 6/17/09 (6) | 22,000 | 22,000 |
| ING USA Global Funding, FRN, 1.749%, 8/19/09 | 10,000 | 9,999 |
| International Bank for Reconstruction & Development 0.34%, 6/15/09 | 50,000 | 49,993 |
| International Bank for Reconstruction & Development 0.40%, 6/11/09 | 50,000 | 49,995 |
| Nationwide Life Global Funding, FRN, 1.684%, 9/9/09 (6) | 56,250 | 56,250 |
| Paccar Financial, FRN, 1.304%, 6/3/09 | 33,000 | 33,000 |

| | | |
|---|---|---|
| Pricoa Global Funding I, FRN, 1.592%, 9/25/09 (6) | 56,000 | 56,000 |
| Procter & Gamble, FRN, 1.176%, 7/6/09 (6) | 46,000 | 46,001 |
| Royal Bank of Scotland, FRN, 1.561%, 7/7/09 (6) | 43,000 | 43,000 |
| Target, FRN, 1.111%, 8/7/09 | 19,000 | 18,996 |
| Toyota Motor Credit, FRN, 0.368%, 6/8/09 | 53,000 | 53,000 |
| Total Medium-Term Notes (Cost $634,767) | | 634,767 |

## MUNICIPAL SECURITIES 22.8%

| | | |
|---|---|---|
| ABAG Fin. Auth. for Nonprofit Corps., Zoological Society of San Diego, VRDN, 0.15%, 10/1/34 | 35,670 | 35,670 |
| Albany IDA, College of Saint Rose, VRDN, 0.80%, 7/1/31 | 5,925 | 5,925 |
| Baltimore, Parking, VRDN, 1.00%, 7/1/32 | 7,150 | 7,150 |
| Bay Area Toll Auth., VRDN, 0.15%, 4/1/45 | 23,400 | 23,400 |
| California, GO, VRDN, 0.15%, 5/1/40 | 24,625 | 24,625 |
| California HFA, Catholic Healthcare West, VRDN, 0.20%, 7/1/33 | 14,900 | 14,900 |
| California HFA, Catholic Healthcare West, VRDN, 0.20%, 7/1/35 | 13,000 | 13,000 |
| California Housing Fin. Agency, VRDN, 0.37%, 2/1/25 (7) | 32,985 | 32,985 |
| California Housing Fin. Agency, Home Mortgage Program, VR 0.45%, 8/1/26 (6) | 11,730 | 11,730 |
| California Infrastructure & Economic Dev. Bank, Orange County Performing Arts Center, VRDN, 0.50%, 7/1/34 | 11,740 | 11,740 |
| Catholic Health Initiatives, TECP, 2.40%, 8/3/09 | 10,000 | 10,000 |
| Charlottesville IDA, Univ. of Virginia, VRDN, 0.35%, 12/1/37 | 5,795 | 5,795 |
| Chattanooga Health & Ed. Housing Fac. Board, Catholic Health Initiatives, VRDN, 0.21%, 5/1/39 | 23,350 | 23,350 |
| Clarksville Public Building Auth., GO, VRDN, 0.26%, 7/1/31 | 5,560 | 5,560 |
| Clarksville Public Building Auth., GO, VRDN, 0.26%, 1/1/33 | 18,600 | 18,600 |
| Clarksville Public Building Auth., GO, VRDN, 0.26%, 7/1/34 | 20,875 | 20,875 |
| Connecticut Housing Fin. Auth., VRDN, 0.90%, 5/15/32 (8) | 8,600 | 8,600 |
| Dallas Area Rapid Transit, VRDN, 0.39%, 12/1/40 | 8,285 | 8,285 |

| | | |
|---|---|---|
| Dist. of Columbia, George Washington Univ., VRDN 0.25%, 9/15/29 | 37,815 | 37,815 |
| Forsyth County, GO, VRDN, 0.30%, 10/1/26 | 7,300 | 7,300 |
| Georgia Housing & Fin. Auth., Single Family, VR 0.46%, 12/1/36 (6)(7) | 8,000 | 8,000 |
| Guilford County, GO, VRDN, 0.35%, 3/1/25 | 47,950 | 47,950 |
| Harris County Cultural Ed. Fac., Methodist Hosp., VRDN 0.20%, 12/1/24 | 43,500 | 43,500 |
| Harris County Cultural Ed. Fac., Methodist Hosp., VRDN 0.20%, 12/1/32 | 37,700 | 37,700 |
| Harris County HFA, Baylor College of Medicine, VRDN 0.26%, 11/15/47 (8) | 25,200 | 25,200 |
| Harris County HFA, Methodist Hosp., VRDN 0.25%, 12/1/39 (9) | 16,300 | 16,300 |
| Harris County HFA, Methodist Hosp., VRDN 0.25%, 12/1/41 (9) | 68,575 | 68,575 |
| Harris County HFA, Texas Children's Hosp., VRDN 0.33%, 10/1/29 | 54,810 | 54,810 |
| Illinois Fin. Auth., Carle Foundation, VRDN, 0.20%, 2/15/33 | 18,300 | 18,300 |
| Illinois Fin. Auth., Carle Foundation, VRDN, 0.33%, 2/15/33 | 6,175 | 6,175 |
| Illinois HFA, Central Dupage Health, VRDN, 0.25%, 11/1/27 | 41,845 | 41,845 |
| Iowa Fin. Auth., Health System, VRDN, 0.26%, 2/15/35 | 24,100 | 24,100 |
| JPMorgan Chase, Cornell Univ., VR, 0.30%, 1/1/17 (6) | 4,000 | 4,000 |
| JPMorgan Chase, District of Columbia, GO, VR 0.32%, 6/1/17 (6) | 5,495 | 5,495 |
| JPMorgan Chase, Honolulu, GO, VR, 0.32%, 4/1/17 (6) | 3,000 | 3,000 |
| JPMorgan Chase, Illinois Toll Highway Auth., VR, 0.32%, 1/1/16 | 5,330 | 5,330 |
| JPMorgan Chase, Northwestern Memorial Hosp., VR 0.32%, 2/15/33 (6) | 3,795 | 3,795 |
| JPMorgan Chase, Triborough Bridge & Tunnel Auth., VR 0.30%, 11/15/16 (6) | 12,245 | 12,245 |
| JPMorgan Chase, Washington State, GO, VR, 0.32%, 8/1/28 (6) | 5,000 | 5,000 |
| JPMorgan Chase, Yale Univ., VR, 0.27%, 7/1/12 | 4,135 | 4,135 |

| | | |
|---|---|---|
| Kent State Univ., VRDN, 0.20%, 5/1/31 | 52,160 | 52,160 |
| Kentucky Econ. Dev. Fin. Auth., Baptist Healthcare, VRDN 0.22%, 8/15/38 | 8,155 | 8,155 |
| Kentucky Econ. Dev. Fin. Auth., Baptist Healthcare, VRDN 0.30%, 8/15/38 | 7,655 | 7,655 |
| King County, GO, VRDN, 0.20%, 6/1/29 | 16,500 | 16,500 |
| Lee Memorial Health, VRDN, 0.26%, 4/1/33 | 27,100 | 27,100 |
| Lee Memorial Health, VRDN, 0.32%, 4/1/33 | 2,000 | 2,000 |
| Louisiana Public Fac. Auth., Christus Health, VRDN 0.27%, 7/1/31 | 2,000 | 2,000 |
| Lubbock HFA, Saint Joseph Health, VRDN, 0.32%, 7/1/23 | 34,340 | 34,340 |
| Maryland CDA, Fort Washington Manor, VRDN 0.53%, 11/15/38 (7) | 9,625 | 9,625 |
| Maryland CDA, Residential, VRDN, 0.47%, 9/1/35 (7) | 6,500 | 6,500 |
| Maryland Economic Dev. Corp., U.S. Pharmacopeial Convention VRDN, 0.26%, 7/1/38 | 9,000 | 9,000 |
| Maryland HHEFA, VRDN, 0.30%, 4/1/35 | 13,050 | 13,050 |
| Maryland HHEFA, Charlestown Community, VRDN 0.32%, 1/1/28 | 21,900 | 21,900 |
| Maryland HHEFA, Loyola College, VRDN, 0.30%, 10/1/26 | 22,000 | 22,000 |
| Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.25%, 7/1/34 | 9,475 | 9,475 |
| Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.28%, 7/1/23 | 34,575 | 34,575 |
| Maryland HHEFA, Upper Chesapeake Hosp., VRDN 0.34%, 1/1/43 | 3,985 | 3,985 |
| Massachusetts Dev. Fin. Agency, Boston Univ., VRDN 0.18%, 10/1/42 | 50,675 | 50,675 |
| Massachusetts HEFA, Partners Healthcare, VRDN 0.07%, 7/1/44 | 10,000 | 10,000 |
| Massachusetts HEFA, Partners Healthcare, VRDN 0.15%, 7/1/27 | 70,000 | 70,000 |
| Massachusetts HEFA, Partners Healthcare, VRDN 0.15%, 7/1/38 | 7,500 | 7,500 |

| | | |
|---|---|---|
| Massachusetts HEFA, Partners Healthcare, VRDN 0.15%, 7/1/40 | 54,000 | 54,000 |
| Massachusetts HEFA, Partners Healthcare, VRDN 0.18%, 7/1/40 | 15,490 | 15,490 |
| Massachusetts HEFA, Partners Healthcare, VRDN 0.20%, 7/1/27 | 27,500 | 27,500 |
| Mecklenburg County, GO, VRDN, 0.25%, 2/1/26 | 9,535 | 9,535 |
| Missouri HEFA, SSM Healthcare, VRDN, 0.30%, 6/1/33 | 9,000 | 9,000 |
| Missouri HEFA, Washington Univ., VRDN, 0.28%, 3/1/40 | 26,500 | 26,500 |
| Montgomery County, BAN, GO, VRDN, 0.30%, 6/1/26 | 9,800 | 9,800 |
| Montgomery County, BAN, GO, VRDN, 0.40%, 6/1/26 | 19,785 | 19,785 |
| Montgomery County, GO, TECP, 1.80%, 6/9/09 | 22,000 | 22,000 |
| Montgomery County, GO, TECP, 2.00%, 7/2/09 | 19,000 | 19,000 |
| Montgomery County Public Building Auth., GO, VRDN 0.26%, 4/1/32 | 10,900 | 10,900 |
| Murray City, IHC Health Services, VRDN, 0.25%, 5/15/36 | 14,000 | 14,000 |
| Nassau County Health Care, GO, 0.50%, 8/1/29 (Tender 7/27/09) | 6,975 | 6,975 |
| Nassau County Health Care, GO, VRDN, 0.17%, 8/1/29 | 16,310 | 16,310 |
| Nassau County Health Care, GO, VRDN, 0.60%, 8/1/22 | 5,995 | 5,995 |
| New York City Health & Hosp., VRDN, 0.23%, 2/15/26 | 15,275 | 15,275 |
| New York City IDA, VRDN, 0.25%, 5/1/33 | 17,341 | 17,341 |
| New York City Transitional Fin. Auth., VR, 0.38%, 2/1/33 | 6,235 | 6,235 |
| New York Dormitory Auth., Personal Income Tax, VR 0.38%, 3/15/35 | 7,095 | 7,095 |
| New York Dormitory Auth., VRDN, 0.23%, 7/1/31 | 74,000 | 74,000 |
| New York Housing Fin. Agency, River Place II, VRDN 1.10%, 11/1/41 | 5,000 | 5,000 |
| New York Mortgage Agency, Single Family, VRDN 0.25%, 10/1/38 | 5,700 | 5,700 |
| New York Mortgage Agency, Single Family, VRDN 0.47%, 10/1/26 (7) | 9,905 | 9,905 |

| | | |
|---|---|---|
| New York Mortgage Agency, Single Family, VRDN 0.47%, 4/1/34 (7) | 6,750 | 6,750 |
| Newport Beach, Hoag Memorial Presbyterian Hosp., VRDN 0.20%, 12/1/40 | 24,100 | 24,100 |
| Newport Beach, Hoag Memorial Presbyterian Hosp., VRDN 0.20%, 12/1/40 | 15,000 | 15,000 |
| Newport Beach, Hoag Memorial Presbyterian Hosp., VRDN 0.20%, 12/1/40 | 26,000 | 26,000 |
| Norfolk IDA, Sentara Healthcare, TECP, 0.40%, 7/2/09 | 24,300 | 24,300 |
| North Carolina Medical Care Commision, Wakemed, VRDN 0.30%, 10/1/38 | 9,400 | 9,400 |
| Philadelphia School Dist., GO, VRDN, 0.30%, 9/1/30 | 34,000 | 34,000 |
| Providence Health & Services, TECP, 1.15%, 8/18/09 | 14,000 | 14,000 |
| Providence Health & Services, TECP, 1.35%, 6/1/09 | 2,000 | 2,000 |
| Reno, Renown Regional Medical Center, VRDN, 0.20%, 6/1/39 | 4,080 | 4,080 |
| Sacramento County Sanitation Dist. Fin. Auth., VRDN 0.15%, 12/1/30 | 51,500 | 51,500 |
| Sacramento Municipal Utility Dist., VRDN, 0.18%, 8/15/28 | 71,440 | 71,440 |
| Salt River Project, Agriculture Improvement & Power Dist., TECP 0.40%, 6/9/09 | 25,100 | 25,100 |
| Salt River Project, Agriculture Improvement & Power Dist., TECP 0.70%, 9/14/09 | 12,200 | 12,200 |
| Syracuse IDA, Syracuse Univ., VRDN, 0.18%, 12/1/35 | 17,150 | 17,150 |
| Syracuse IDA, Syracuse Univ., VRDN, 0.18%, 12/1/35 | 5,400 | 5,400 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Christus Health VRDN, 0.35%, 7/1/47 | 13,500 | 13,500 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Dallas Methodist Hosp., VRDN, 0.20%, 10/1/41 | 13,800 | 13,800 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.15%, 11/15/47 | 10,825 | 10,825 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.20%, 11/15/33 | 11,000 | 11,000 |
| Tarrant County Cultural Ed. Fac. Fin. Corp., Texas Health Resources, VRDN, 0.60%, 11/15/33 | 7,000 | 7,000 |

| | | |
|---|---|---|
| Texas PFA, GO, TECP, 0.45%, 8/10/09 | 7,000 | 7,000 |
| Tompkins County IDA, Cornell Univ., VRDN, 0.18%, 7/1/30 | 200 | 200 |
| Univ. of South Florida Fin. Corp., VRDN, 0.30%, 7/1/35 (8) | 19,000 | 19,000 |
| Washington County, LSN/TLS Obligated Group, VRDN 0.29%, 1/1/33 | 5,000 | 5,000 |
| Whittier Health Fac., Presbyterian Intercommunity Hosp., VRDN 0.15%, 6/1/36 | 7,500 | 7,500 |
| Wisconsin HEFA, Gundersen Luthern, VRDN, 0.25%, 2/15/33 | 7,410 | 7,410 |
| Wisconsin HEFA, Gundersen Luthern, VRDN, 0.25%, 2/15/33 | 11,305 | 11,305 |
| Total Municipal Securities (Cost $2,044,256) | | 2,044,256 |

**REPURCHASE AGREEMENTS 2.0% (10)**

| | | |
|---|---|---|
| Barclays Capital, Tri-Party, Dated 5/29/09, 0.16% Delivery Value of $75,001 on 6/1/09, Collateralized by U.S. Government securities, 0.88%, 2/28/11, valued at $76,500 | 75,000 | 75,000 |
| Credit Suisse First Boston, Tri-Party, Dated 5/29/09, 0.17% Delivery Value of $105,545 on 6/1/09, Collateralized by U.S. Government securities, 0.00%, 11/5/09, valued at $107,655 | 105,544 | 105,544 |
| Total Repurchase Agreements (Cost $180,544) | | 180,544 |

**U.S. GOVERNMENT AGENCY OBLIGATIONS 4.5% (11)**

| | | |
|---|---|---|
| Federal Farm Credit Bank, VR, 0.65%, 8/18/09 | 100,000 | 99,958 |
| Federal Home Loan Bank, 0.50%, 11/13/09 | 50,000 | 50,000 |
| Federal Home Loan Bank, 0.93%, 1/19/10 | 1,000 | 994 |
| Federal Home Loan Bank, 0.95%, 3/26/10 | 30,000 | 29,985 |
| Federal Home Loan Bank, FRN, 1.293%, 9/10/09 | 57,000 | 57,000 |
| Federal Home Loan Bank, FRN, 1.293%, 9/10/09 | 45,000 | 45,000 |
| Federal Home Loan Bank, STEP, 0.50%, 11/18/09 | 19,700 | 19,700 |
| Federal Home Loan Mortgage, 0.44%, 7/20/09 | 380 | 380 |
| Federal Home Loan Mortgage, 0.63%, 5/5/10 | 50,000 | 49,704 |

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

## Portfolio of Investments ‡

(Amounts in 000s)

| | $ Par | Value |
|---|---|---|
| **BANK NOTE 1.3%** | | |
| Bank of America, 0.49%, 6/11/09 (1) (2) | 10,000 | 10,000 |
| Total Bank Note (Cost $10,000) | | 10,000 |
| **COMMERCIAL PAPER 9.0%** | | |
| **Non-4(2) 9.0%** | | |
| Citigroup Funding, 0.24%, 7/21/09 (2) | 25,000 | 24,992 |
| Citigroup Funding, 0.24%, 7/27/09 (2) | 20,000 | 19,993 |
| Citigroup Funding, 0.24%, 8/3/09 (2) | 25,000 | 24,989 |
| Total Commercial Paper (Cost $69,974) | | 69,974 |
| **REPURCHASE AGREEMENTS 38.9% (3)** | | |
| Bank of America, Tri-Party, Dated 5/29/09, 0.15% Delivery Value of $60,001 on 6/1/09, Collateralized by U.S. Government securities, 1.38%, 2/15/12, valued at $61,200 | 60,000 | 60,000 |
| Barclays Capital, Tri-Party, Dated 5/29/09, 0.16% Delivery Value of $54,001 on 6/1/09, Collateralized by U.S. Government securities, 0.88%, 2/28/11, valued at $55,080 | 54,000 | 54,000 |
| Credit Suisse First Boston, Tri-Party, Dated 5/29/09, 0.17% Delivery Value of $48,983 on 6/1/09, Collateralized by U.S. Government securities, 0.00%, 10/29/09, valued at $49,963 | 48,982 | 48,982 |
| Deutsche Bank, Tri-Party, Dated 5/29/09, 0.16% Delivery Value of $52,001 on 6/1/09, Collateralized by U.S. Government securities, 2.75%, 7/31/10, valued at $53,040 | 52,000 | 52,000 |
| JPMorgan Chase, Tri-Party, Dated 5/29/09, 0.15% Delivery Value of $25,000 on 6/1/09, Collateralized by U.S. Government securities, 0.00%, 12/17/09, valued at $25,501 | 25,000 | 25,000 |
| Morgan Stanley, Tri-Party, Dated 5/29/09, 0.15% Delivery Value of $20,000 on 6/1/09, Collateralized by U.S. Government securities, 3.50%, 1/15/11, valued at $20,401 | 20,000 | 20,000 |
| UBS Investment Bank, Tri-Party, Dated 5/29/09, 0.15% Delivery Value of $41,001 on 6/1/09 Collateralized by U.S. Government securities, 4.88%-6.88% 4/30/11-8/15/25, valued at $41,821 | 41,000 | 41,000 |
| Total Repurchase Agreements (Cost $300,982) | | 300,982 |

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act), as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds), established by the corporation and both commenced operations on August 25, 1997.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates), and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Credits The funds earn credits on temporarily uninvested cash balances at the custodian that reduce the funds’ custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncements On June 1, 2008, each fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the net assets or results of operations of the T. Rowe Price Reserve Investment Funds.

On December 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

Each fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Various inputs are used to determine the value of each fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the funds, and unobservable inputs reflect the funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. Funds’ investments are summarized by level, based on the inputs used to determine their values. On May 31, 2009, all of the funds’ investments were classified as Level 2.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the funds’ custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, a fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities Each fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions are determined in accordance with federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Distributions during the year ended May 31, 2009 and 2008 were characterized as ordinary income for tax purposes and totaled $154,207,000 and $497,563,000, respectively, for the T. Rowe Price Reserve Investment Fund and $9,954,000 and $47,078,000, respectively, for the T. Rowe Price Government Reserve Investment Fund. At May 31, 2009, the tax-basis cost of investments and components of net assets were as follows:

The T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2009, unused capital loss carryforwards for T. Rowe Price Reserve Investment Fund expire as follows: $36,000 in fiscal 2013, $13,000 in fiscal 2014, $13,000 in fiscal 2015, $27,000 in fiscal 2016, and $15,057,000 in fiscal 2017. As of May 31, 2009, unused capital loss carryforwards for T. Rowe Price Government Reserve Investment Fund expire as follows: $5,000 in fiscal 2013 and $7,000 in fiscal 2017. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital losses on certain transactions is deferred until the subsequent tax year. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

NOTE 5 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the T. Rowe Price Reserve Investment Funds. The T. Rowe Price Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund. Certain officers and directors of the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are also officers and directors of Price Associates and its subsidiaries, and of those invested in the T. Rowe Price Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the T. Rowe Price Reserve Investment Funds. For the year ended May 31, 2009, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $144,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements. For the year ended May 31, 2009, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $98,000 for Price Associates. The amount payable at period-end pursuant to these agreements is included in Due to Affiliates in the accompanying financial statements.

NOTE 6 - INTERFUND BORROWING PROGRAM

Price Associates has developed a program that provides temporary liquidity under an interfund borrowing agreement between T. Rowe Price Reserve Investment Fund and other T. Rowe Price-sponsored mutual funds and permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, T. Rowe Price Reserve Investment Fund may lend up to 15% of its net assets, of which no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended May 31, 2009, T. Rowe Price Reserve Investment Fund earned $68,000 in interest income related to loans made to other funds on 138 days, in the average amount of $8,012,000, and at an average annual rate of 2.24%. At May 31, 2009, there were no loans outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Reserve Investment Funds, Inc.
and Shareholders of T. Rowe Price Government Reserve Investment Fund
and T. Rowe Price Reserve Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Government Reserve Investment Fund and T. Rowe Price Reserve Investment Fund (two of the Portfolios comprising T. Rowe Price Reserve Investment Funds, Inc., hereafter referred to as the “Funds”) at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 13, 2009

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

T. ROWE PRICE RESERVE INVESTMENT FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager, and the Board did not review fees and expenses of other comparable funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Manager does not receive fees from the fund. Accordingly, the Board did not review information relating to the revenues received by the Manager under the Contract. The Board did review information regarding other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds and concluded that the Manager’s profits were reasonable. Because the Manager does not receive fees from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager, and the Board did not review fees and expenses of other comparable funds or of privately managed accounts of the Manager and its affiliates.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract.

T. ROWE PRICE RESERVE INVESTMENT FUNDS

ABOUT THE FUNDS' DIRECTORS AND OFFICERS

Your funds are governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the funds’ officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the funds’ directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past Five Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004)
2006

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004
(1945)	to present); Director, Under Armour (2008 to present); Director,
1997	Vornado Real Estate Investment Trust (2004 to present); Director,
Mercantile Bankshares (2002 to 2007); Member, Advisory Board,
Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and manage-
(1943)	ment advisory firm (1995 to present)
2001

Karen N. Horn	Director, Eli Lilly and Company (1987 to present); Director, Simon
(1943)	Property Group (2004 to present); Director, Norfolk Southern (2008
2003	to present); Director, Georgia Pacific (2004 to 2005)

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company (1991 to present); Partner, Blackstone Real Estate
1997	Advisors, L.P. (1992 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present); Managing Director, The Goldman Sachs Group,
2009	Inc. (1984 to 2008)

*Each independent director oversees 125 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past Five Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[125]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Global Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe Price Retirement
Plan Services, Inc., T. Rowe Price Savings Bank, and T. Rowe Price
Services, Inc.; Director, T. Rowe Price International, Inc.; Chief
Executive Officer, Chairman of the Board, Director, and President,
T. Rowe Price Trust Company; Chairman of the Board, all funds

Mary J. Miller, CFA	Director, T. Rowe Price Trust Company; Director and Vice President,
(1955)	T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Vice
2004	President, T. Rowe Price Reserve Investment Funds
[39]

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With T. Rowe Price Reserve
Investment Funds	Principal Occupation(s)

Steve Boothe, CFA (1977)	Vice President, T. Rowe Price
Vice President

Steven G. Brooks, CFA (1954)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

G. Richard Dent (1960)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company;
formerly Partner, PricewaterhouseCoopers LLP
(to 2007)

Dylan Jones, CFA (1971)	Assistant Vice President, T. Rowe Price
Assistant Vice President

Alan D. Levenson, Ph.D. (1958)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
President	Group, Inc., and T. Rowe Price Trust Company

David Oestreicher (1967)	Director and Vice President, T. Rowe Price
Vice President	Investment Services, Inc., T. Rowe Price Trust
Company, and T. Rowe Price Services, Inc.; Vice
President, T. Rowe Price, T. Rowe Price Global
Asset Management Limited, T. Rowe Price
Global Investment Services Limited, T. Rowe
Price Group, Inc., T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan
Services, Inc.

Deborah D. Seidel (1962)	Vice President, T. Rowe Price Investment
Vice President	Services, Inc., and T. Rowe Price Services, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

*Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,922,000 and $1,529,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 21, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 21, 2009